Revenues (Tables)	6 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service

The following table presents the Company’s revenues disaggregated by service lines for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Cloud services and data center managed services	$13,233,426	$4,451,580	$571,940
Telecommunication, consultancy and related services	5,895,338	2,555,338	328,310
Total revenues	$19,128,764	$7,006,918	$900,250

Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Services and deliverables transferred over time	$19,128,764	$7,006,918	$900,250

Schedule of Amount of Transaction Prices Allocated to the Remaining Performance Obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31 are as follows:

	As of December 31,
	2024	2025
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$2,086,957	$2,086,957	$268,133
After one year	2,608,696	521,739	67,033
	$4,695,653	$2,608,696	$335,166

Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities

The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Telecommunication, consultancy and related services	$1,739,130	$1,043,478	$134,066
	$1,739,130	$1,043,478	$134,066